DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES.
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES

NOTE 5                            DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES

On March 2, 2012, we sold our interest in Village of Cross Keys for $25.0 million.  We received $8.0 million in cash and entered into a secured note receivable with the buyer for $17.0 million.

On February 21, 2012, we sold Grand Traverse Mall to RPI.  Prior to the sale, the lender forgave $18.9 million of the secured indebtedness.  This amount is recorded as a gain on extinguishment of debt and included in discontinued operations in our Consolidated Statements of Operations and Comprehensive income (Loss). RPI assumed the remaining $62.0 million of debt on the property as consideration for the sale.

On January 12, 2012, we completed the spin-off of RPI, a 30-mall portfolio totaling approximately 21 million square feet.  The RPI Spin-off was accomplished through a special dividend of the common stock of RPI to holders of GGP common stock as of December 30, 2011.  Subsequent to the spin-off, we retained a 1% interest in RPI.

All of our 2011, 2010 and 2009 dispositions are included in discontinued operations in our Consolidated Statements of Operations and Comprehensive Income (Loss) and are summarized in the table below.  We have one property classified as held for disposition as of December 31, 2011.  This property has been approved for sale and is expected to be sold or disposed of within 12 months.

As noted above, during the three months ended March 31, 2012, we sold two operating properties and completed the spin-off of RPI.  The operating results of these properties, each of which qualifies for discontinued operations, has been reclassified and reported as discontinued operations in the Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented.

In the first quarter of 2012, we revised our intent with respect to four properties previously classified as held for sale.  As we no longer met the criteria for held for sale treatment, we reclassified these four properties as held for use in our Consolidated Balance Sheet and as continuing operations in our Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented.  These properties have been measured at the lower of the carrying amount before the asset was classified as held for sale, adjusted for any depreciation and amortization expense that would have been recognized had the asset been continuously classified as held and used, and fair value at the date of decision not to sell.

In March 2011, we revised our intent with respect to two properties previously classified as held for sale (Mall St. Vincent and Southland Center).  As we no longer met the criteria for held for sale treatment, we reclassified these two properties as held for use in our Consolidated Balance Sheet as of March 31, 2011 and as continuing operations in our Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented.

	Discontinued Operations
	Successor	Successor	Predecessor	Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Retail and other revenue	$304,225	$56,263	$441,101	$540,129
Land and condominium sales	—	—	96,976	45,997
Total revenues	304,225	56,263	538,077	586,126
Retail and other operating expenses	248,614	41,862	275,093	391,916
Land and condominium sales operations	—	—	99,449	50,770
Impairment loss	4,096	—	30,784	906,883
Total expenses	252,710	41,862	405,326	1,349,569
Operating income (loss)	51,515	14,401	132,751	(763,443)
Interest expense, net	(82,222)	(16,322)	(97,286)	(106,881)
Other expenses	—	(8)	26,639	69,259
Net (loss) income from operations	(30,707)	(1,929)	62,104	(801,065)
(Provision for) benefit from income taxes	(632)	(100)	472,170	20,303
Noncontrolling interest	(86)	—	(64)	453
Gains (losses) on disposition of properties	4,332	(4,976)	(1,111,277)	(966)
Net loss from discontinued operations	$(27,093)	$(7,005)	$(577,067)	$(781,275)

Distribution of HHC

As described in Note 2, certain net assets of the Predecessor were distributed to its stockholders to form HHC, a newly formed publicly held real estate company. The Predecessor recorded a loss on distribution for the difference between the carrying amount and the fair value of the disposal group when the spin-off transaction was consummated. This loss on distribution of approximately $1.11 billion was recorded by the Predecessor as discontinued operations on the Effective Date based on the fair value of the disposal group calculated based on the difference between the Predecessor’s carrying value of the carve-out group of net assets distributed to HHC and the fair value based on $36.50 per share (the NYSE closing price of HHC common stock which was traded on a “when issued” basis on the Effective Date).